JPMorgan SmartRetirement® 2030 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.0%
Fixed Income — 39.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	104,385	1,100,219
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	49,437	366,823
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,257	53,007
JPMorgan High Yield Fund Class R6 Shares (a)	23,674	156,722
Total Fixed Income		1,676,771
International Equity — 6.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	419	13,725
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,826	67,953
JPMorgan International Equity Fund Class R6 Shares (a)	9,035	190,551
Total International Equity		272,229
U.S. Equity — 29.2%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	537	32,395
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,419	31,413
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,071	31,667
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,995	574,058
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,765	574,194
Total U.S. Equity		1,243,727
Total Investment Companies (Cost $2,618,435)		3,192,727
Exchange-Traded Funds — 23.4%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	123	12,383
JPMorgan Realty Income ETF (a)	726	36,986
Total Alternative Assets		49,369
Fixed Income — 2.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	827	39,181
JPMorgan Inflation Managed Bond ETF (a)	1,332	63,949
Total Fixed Income		103,130
International Equity — 15.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,744	70,804
JPMorgan Global Select Equity ETF (a)	3,952	247,651
JPMorgan International Research Enhanced Equity ETF (a)	5,364	354,195
Total International Equity		672,650
U.S. Equity — 4.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,833	173,183
Total Exchange-Traded Funds (Cost $789,717)		998,332
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,911)	3,922	3,915

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c) (Cost $50,955)	50,955	50,955
Total Investments — 99.7% (Cost $3,463,018)		4,245,929
Other Assets Less Liabilities — 0.3%		12,109
NET ASSETS — 100.0%		4,258,038

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,252	12/20/2024	USD	73,399	4,514

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$998,332	$—	$—	$998,332
Investment Companies	3,192,727	—	—	3,192,727

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,915	$—	$3,915
Short-Term Investments
Investment Companies	50,955	—	—	50,955
Total Investments in Securities	$4,242,014	$3,915	$—	$4,245,929
Appreciation in Other Financial Instruments
Futures Contracts	$4,514	$—	$—	$4,514
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$70,640	$390	$4,715	$(63)	$4,552	$70,804	1,744	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,247	—	1,676	148	1,664	12,383	123	90	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	169,543	2,623	11,310	726	11,601	173,183	1,833	509	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	37,618	438	225	(22)	1,372	39,181	827	706	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,071,731	11,113	28,064	(2,891)	48,330	1,100,219	104,385	11,091	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	357,466	4,483	10,133	(797)	15,804	366,823	49,437	4,483	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	50,998	1,172	1,774	41	2,570	53,007	8,257	763	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	13,592	195	680	285	333	13,725	419	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	67,347	323	4,051	(683)	5,017	67,953	3,826	—	—
JPMorgan Global Select Equity ETF (a)	242,217	2,541	6,278	557	8,614	247,651	3,952	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	151,764	3,211	3,989	(98)	5,834	156,722	23,674	2,744	—
JPMorgan Inflation Managed Bond ETF (a)	61,750	561	118	1	1,755	63,949	1,332	636	—
JPMorgan International Equity Fund Class R6 Shares (a)	186,280	—	6,151	369	10,053	190,551	9,035	—	—
JPMorgan International Research Enhanced Equity ETF (a)	346,642	7,048	17,956	1,520	16,941	354,195	5,364	—	—
JPMorgan Realty Income ETF (a)	35,999	—	4,504	601	4,890	36,986	726	207	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	31,487	564	2,684	148	2,880	32,395	537	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	30,536	845	1,193	90	1,135	31,413	1,419	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	29,898	1,714	2,495	489	2,061	31,667	1,071	115	—

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Equity Fund Class R6 Shares (a)	$554,096	$6,065	$16,907	$5,604	$25,200	$574,058	21,995	$1,050	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	47,204	121,673	117,922	—	—	50,955	50,955	701	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	553,662	10,506	18,887	2,810	26,103	574,194	12,765	1,484	—
Total	$4,122,717	$175,465	$261,712	$8,835	$196,709	$4,242,014		$24,579	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.
*	Non-income producing security.